Directors', supervisors' and senior management's emoluments (Five highest paid individuals) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) director	Dec. 31, 2020 CNY (¥) director	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2018 CNY (¥)
Five highest paid individuals [line items]
Pension	¥ 1,616	¥ 1,329	¥ 1,262
Total	¥ 10,949	¥ 10,702	¥ 8,143
Five highest paid individuals [member]
Five highest paid individuals [line items]
Number of directors | director	2	2	0
Number of non-directors | director	3	3	5
Basic salaries		¥ 626	¥ 552	¥ 1,578
Performance bonuses		2,243	2,167	2,329
Pension		487	376	695
Total		¥ 3,356	¥ 3,095	¥ 4,602
Five highest paid individuals [member] | Minimum Range
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals	0
Five highest paid individuals [member] | Maximum Range
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals		1,130